Pension Benefit Plans (Weighted Average Assumptions Used To Determine Benefit Obligations) (Details)	Dec. 31, 2016	Dec. 31, 2015
U.S. Pension Benefits
Defined Benefit Plan Disclosure
Discount rate	4.10%	4.40%
Rate of compensation increase	4.00%	4.00%
Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure
Discount rate	1.80%	2.60%
Rate of compensation increase	2.90%	2.90%